advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
advance billings and customer deposits
Advance billings	$ 522	$ 538
Deferred customer activation and connection fees	9	10
Customer deposits	14	13
Contract liabilities	545	561
Other	130	95
Total	$ 675	$ 656